LONG-TERM INVESTMENT (Details)							6 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Sep. 11, 2024 $ / shares shares	Sep. 30, 2021 USD ($)	Aug. 04, 2021 USD ($)	Apr. 08, 2021 USD ($)	Apr. 04, 2021 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Jul. 12, 2024 $ / shares shares	Dec. 31, 2011 CNY (¥)
LONG-TERM INVESTMENT (Details) [Line Items]
Closing price per share (in Dollars per share) | $ / shares	$ 1.06
Fair value of our investment	$ 1,854,974						$ 1,854,974
Unrealized investment gain	$ 612,527						$ 612,527
Investment of Shares in Recruiter.Com Group, Inc [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Number of shares to be purchased (in Shares) | shares												2,000,000
Purchased share per price (in Dollars per share) | $ / shares		$ 1										$ 1
Number of additional shares to be purchased (in Shares) | shares												2,000,000
Number of shares purchased (in Shares) | shares		1,749,975
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Equity percentage								10.00%
Wenzhou Longlian Development Co., Ltd [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Equity method investments (in Yuan Renminbi) | ¥													¥ 2,083,300
Ownership percentage													2.0833%
Long-term investment									$ 285,540		$ 296,868
Longlian [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Impairment loss								$ 288,846
CG Malta Holding Limited [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Impairment loss									$ 25,000,000
Investment at cost										$ 25,000,000
CG Malta Holding Limited [Member] | Subscription Agreement [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Ownership percentage					12.00%
Impairment loss										$ 0
Payments to acquire equity securities					$ 35,000,000	$ 15,000,000
Additional interest agreed to acquire					13
Subscription agreement term					4 months
CG Malta Holding Limited [Member] | First Amendment To The Subscription Agreement [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Ownership percentage			15.73%
Payments to acquire equity securities			$ 10,000,000	$ 35,000,000